Debt - Other Note Payable (Detail) - USD ($)				9 Months Ended	12 Months Ended
	Mar. 28, 2017	Feb. 14, 2017	May 03, 2016	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 23, 2013	Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount					$ 0	$ 17,934,000
Preferred Stock
Debt Instrument [Line Items]
Issuance of preferred stock upon conversion					2,750,000
Series A preferred stock | Preferred Stock | WCAS conversion
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt, shares	250,000			250,000	250,000
Restructured WCAS Note | WCAS conversion
Debt Instrument [Line Items]
Conversion rate (usd per share)	$ 10
Senior subordinated note
Debt Instrument [Line Items]
Debt interest rate, stated percentage							12.00%
Term loan | Debt conversion CRG and WCAS
Debt Instrument [Line Items]
Principal balance converted		$ 27,500,000
Conversion rate (usd per share)	$ 10
Term loan | WCAS conversion
Debt Instrument [Line Items]
Principal balance converted				$ 2,500,000	$ 2,500,000
Restructured debt | Common Stock
Debt Instrument [Line Items]
Issuance of preferred stock upon conversion			49,526
Restructured debt | Series AB Preferred Stock
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount			$ 2,100,000
Number of shares issued upon conversion of debt, shares			1,660,530
Restructured debt | Restructured WCAS Note | WCAS Capital Partners IV, L.P.
Debt Instrument [Line Items]
Debt, face amount	$ 2,500,000.0							$ 5,000,000
Debt interest rate, stated percentage	10.00%							10.00%
Debt extinguished			$ 700,000
Interest payments	$ 0
Restructured debt | Restructured WCAS Note | WCAS conversion | WCAS Capital Partners IV, L.P.
Debt Instrument [Line Items]
Principal balance converted	$ 2,500,000
Restructured debt | Payment-in-kind (PIK) interest | WCAS Capital Partners IV, L.P.
Debt Instrument [Line Items]
Debt interest rate, stated percentage	10.00%